Document And Entity Information	6 Months Ended
Jun. 30, 2021
Document And Entity Information Abstract
Entity Registrant Name	BRC Inc.
Document Type	S-4
Amendment Flag	false
Entity Central Index Key	0001891101
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false